RELATED PARTIES, Founder Shares (Q2) (Details)				1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 03, 2021 shares	Nov. 30, 2021 shares	May 04, 2021 USD ($)	Mar. 31, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares
Founder Shares [Abstract]
Proceeds from issuance of common stock | $						$ 25,000	$ 0
Stock split		1.2
Class A Common Stock [Member]
Founder Shares [Abstract]
Common stock, shares outstanding (in shares)					0	0	0
Class B Common Stock [Member]
Founder Shares [Abstract]
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Common stock, shares outstanding (in shares)					6,900,000	6,900,000	6,900,000
Sponsor [Member]
Founder Shares [Abstract]
Proceeds from issuance of common stock | $					$ 25,000		$ 25,000
Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Stock split		1.2
Common stock, shares outstanding (in shares)					6,440,000		6,440,000
Founder Shares [Member] | Sponsor [Member]
Founder Shares [Abstract]
Holding period for transfer, assignment or sale of Founder Shares					1 year		1 year
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Threshold trading days					20 days		20 days
Threshold consecutive trading days					30 days		30 days
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares					$ 12		$ 12
Period after initial business combination					150 days		150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Issuance of Class B common stock to Sponsor (in shares)				5,750,000
Proceeds from issuance of common stock | $			$ 25,000
Stock split		1.2
Common stock, shares outstanding (in shares)		6,900,000
Shares cancelled (in shares)		900,000
Founder Shares [Member] | Sponsor [Member] | Initial Public Offering [Member]
Founder Shares [Abstract]
Shares cancelled (in shares)	460,000
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Founder Shares [Abstract]
Shares cancelled (in shares)				750,000